Income statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income statement
Turnover	R 272,118	R 249,096	R 275,111
Materials, energy and consumables used	(138,032)	(129,141)	(137,957)
Selling and distribution costs	(9,468)	(9,579)	(10,394)
Maintenance expenditure	(14,863)	(15,524)	(15,446)
Employee-related expenditure	(36,787)	(35,298)	(35,465)
Depreciation and amortisation	(13,602)	(14,002)	(15,644)
Other expenses and income	(16,435)	(8,711)	(13,854)
Equity accounted profits, net of tax	79	1,623	1,758
Operating profit before remeasurement items	43,010	38,464	48,109
Remeasurement items affecting operating profit	(17,320)	(19,645)	(75,414)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	25,690	18,819	(27,305)
Finance income	2,329	2,925	3,226
Finance costs	(9,412)	(9,462)	(10,427)
Earnings/(loss) before tax	18,607	12,282	(34,506)
Taxation	(4,149)	(4,556)	(9,739)
Earnings/(loss) for the year	14,458	7,726	(44,245)
Attributable to
Owners of Sasol Limited	12,149	6,767	(44,271)
Non-controlling interests in subsidiaries	2,309	959	26
Earnings/(loss) for the year	R 14,458	R 7,726	R (44,245)
Per share information
Basic earnings/(loss) per share (in rand per share)	R 18.99	R 10.6	R (69.94)
Diluted earnings/(loss) per share (in rand per share)	R 18.73	R 10.54	R (69.94)